Schedule of borrowings (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Current:
- Bank overdraft	$ 7,682	$ 9,878	$ 48,251	$ 61,371
- Lease liabilities	1,570,074	2,018,958	1,619,426	2,059,748	28,500
- Bank borrowings	711,982	915,538			2,677,856
Borrowings Current	2,289,738	2,944,374	1,667,677	2,121,119	2,706,356
Non-current:
- Lease liabilities	3,132,055	4,027,510	2,324,654	2,956,727
- Bank borrowings	1,564,621	2,011,946			1,583,434
Borrowings Non-Current	4,696,676	6,039,456	2,324,654	2,956,727	1,583,434
Borrowings	$ 6,986,414	$ 8,983,830	$ 3,992,331	$ 5,077,846	$ 4,289,790